Significant accounting policies - Impact of the new impairment model (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Allowance account for credit losses of financial assets		$ 16	$ 0
Actual credit loss experience period, to calculate ECLs	10 years
Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Increase in the allowance for impairment		16
Adjustment on initial application of IFRS 15 (net of tax) (Note 1) | Trade and other receivables
Disclosure of initial application of standards or interpretations [line items]
Increase in the allowance for impairment		$ 0